INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Finished metal	$ 12,745	$ 15,309
Materials and supplies	11,548	8,201
In-circuit	458	2,163
Inventories	24,751	25,673
Depreciation and depletion	3,138	3,344
Site share-based compensation	$ 199	$ 371